Borrowings - Summary of Detailed Composition of Operational Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9,661	€ 8,524	€ 9,307
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 8,369	7,283
Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	- / 22
Borrowings	€ 592	743
Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans One [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	- / 24
Borrowings	€ 494	802
Operational funding [member] | SAECURE 16" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2018 / 23
Borrowings	€ 676	758
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.25%
Coupon date	Annual
Borrowing maturity	2016 / 23
Borrowings	€ 499	498
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2017 / 24
Borrowings	€ 499	498
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.01%
Coupon date	Annual
Borrowing maturity	2020 / 25
Borrowings	€ 506	508
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.75%
Coupon date	Annual
Borrowing maturity	2017 / 27
Borrowings	€ 492	491
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2021 / 36
Borrowings	€ 494	0
Operational funding [member] | FHLB Secured Borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2021 / 24
Borrowings	€ 2,634	2,055
Operational funding [member] | Aegon Bank Senior Non-Preferred debt [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.625%
Coupon date	Annual
Borrowing maturity	2019 / 24
Borrowings	€ 499	498
Operational funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 5	9
Operational funding [member] | SAECURE 18" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2019 / 25
Borrowings	€ 355	422
Operational funding [member] | SAECURE 20" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2021 / 27
Borrowings	€ 625